Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Medium-term notes issued	£ 30,121	£ 30,324
Covered bonds	15,280	17,407
Certificates of deposit	2,027	290
Securitisation notes	3,603	3,705
Commercial paper	7,835	3,535
Debt instruments issued	58,866	55,261
At fair value through profit or loss
Disclosure of financial liabilities [line items]
Medium-term notes issued	5,614	6,504
Covered bonds	0	0
Certificates of deposit	0	0
Securitisation notes	29	33
Commercial paper	0	0
Debt instruments issued	5,643	6,537
At amortised costs
Disclosure of financial liabilities [line items]
Medium-term notes issued	24,507	23,820
Covered bonds	15,280	17,407
Certificates of deposit	2,027	290
Securitisation notes	3,574	3,672
Commercial paper	7,835	3,535
Debt instruments issued	£ 53,223	£ 48,724